Annual Fund Operating Expenses - SIT LARGE CAP GROWTH FUND INC - SIT LARGE CAP GROWTH FUND INC	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Expenses (as a percentage of Assets)	1.00%